Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 22,537	$ 15,122
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	4,750	3,000
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	17,787	12,071
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 0	$ 51